Commitments and Contingencies (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - Closed Litigation [Member] $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($) Integer	Sep. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Loss contingency, accrued		$ 500	$ 500
FaceBank Group, Inc Pre-Merger [Member]
Number of legal matters | Integer	2	2
Loss contingency, accrued	$ 524	$ 524		$ 524